Commitments and Contingencies - Schedule of Lease Term and Discount Rate Information (Details)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Weighted-average remaining lease term (in years)
Operating leases	2 years 4 months 24 days	2 years 8 months 12 days	2 years 3 months 18 days	2 years 7 months 6 days
Finance leases	7 months 6 days	9 months 18 days	1 year 6 months	1 year 6 months
Weighted-average discount rate
Operating leases	9.80%	9.90%	9.30%	9.80%
Finance leases	9.00%	9.00%	9.00%	9.00%